Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 1,353,293	$ 421,000
Capitalized research and development	666,145	10,000
Capitalized patent and other costs	4,829	4,000
Stock-based compensation	35,123
Accrued expenses	16,798
Subtotal deferred tax assets before valuation allowance	2,076,188	435,000
Less valuation allowance	(2,019,835)	(435,000)
Deferred tax assets	56,353
Deferred tax liability
Fixed assets	(56,353)
Net deferred taxes	$ 0	$ 0